Non-current assets held for sale (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 5,791	$ 6,347
Liabilities included in disposal groups classified as held for sale	2,084	1,594
Goodwill	$ 9,639	$ 10,300
Stonepeak | Castrol [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in subsidiary	65.00%
customers & products | Castrol [Member]
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in associate	35.00%
Lightsource bp [Member] | gas & low carbon energy
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 789
Liabilities included in disposal groups classified as held for sale	496
Gelsenkirchen [Member] | customers & products
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	549
Liabilities included in disposal groups classified as held for sale	1,260
Castrol [Member] | customers & products
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	4,453
Liabilities included in disposal groups classified as held for sale	328
Goodwill	2,713
Castrol [Member] | customers & products | Estimates of present value of future cash flows [member]
Assets and liabilities held for sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 6,000